Details to the consolidated cash flow statements (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [line items]
(Increase) in inventories	$ (247)	$ (235)	$ (482)
(Increase) in trade receivables	(204)	(229)	(513)
(Decrease)/Increase in trade payables	58	(587)	378
Change in other net current assets and other operating cash flow items	637	974	(246)
Total	$ 244	$ (77)	$ (863)